Expense Example - RS Shares Prospectus	Jan. 26, 2026 USD ($)
GuidePath(R) Growth Allocation Fund | GuidePath(R) Growth Allocation Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 160
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,867
GuidePath(R) Conservative Allocation Fund | GuidePath(R) Conservative Allocation Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,900
GuidePath(R) Tactical Allocation Fund | GuidePath(R) Tactical Allocation Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,933
GuidePath(R) Absolute Return Allocation Fund | GuidePath(R) Absolute Return Allocation Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	241
Expense Example, with Redemption, 3 Years	769
Expense Example, with Redemption, 5 Years	1,324
Expense Example, with Redemption, 10 Years	2,836
GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath(R) Multi-Asset Income Allocation Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	2,169
GuidePath(R) Flexible Income Allocation Fund | GuidePath(R) Flexible Income Allocation Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	2,306
GuidePath(R) Managed Futures Strategy Fund | GuidePath(R) Managed Futures Strategy Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	$ 2,626